Share-based Compensation - Summary of Fair Value of Each Share Options Granted (Detail) - ¥ / shares							3 Months Ended	12 Months Ended
		Jul. 31, 2020	Jun. 30, 2020	May 26, 2020	May 11, 2020	Apr. 10, 2020	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	[1]						7 years	7 years		7 years		7 years
Exercise price							¥ 0.0004	¥ 0.0004		¥ 0.0004		¥ 0.0004
Risk-free interest rate, Minimum	[2]						3.10%	3.10%		2.66%		3.03%
Risk-free interest rate, Maximum	[2]						3.31%	3.31%		3.31%		3.68%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00% [3]	0.00%	[3]	0.00%	[3]	0.00%	[3]
Expected volatility, Minimum	[4]						33.35%	33.35%		33.32%		34.28%
Expected volatility, Maximum	[4]						33.56%	33.56%		33.56%		34.39%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant							¥ 8.53	¥ 8.53		¥ 8.60		¥ 8.08
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant							¥ 8.36	¥ 8.36		¥ 8.36		¥ 2.51

[1]	Expected term is the contract life of the options.
[2]	The risk-free interest rate of periods within the contractual life of the share option based on the market yield of US Treasury Curve adjusted with the China country risk premium.
[3]	The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.
[4]	The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.